LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
LEASE LIABILITIES
Lease obligations, beginning	$ 2,471,198	$ 2,824,493
Additions	706,974	0
Interest expense	263,218	335,184
Lease payments	(649,736)	(758,676)
Foreign exchange translation	(11,699)	70,197
Current	317,182	435,276
Long-term	2,462,773	2,035,922
Totals	$ 2,779,955	$ 2,471,198